Employee benefits: variable compensation - Movements (Detail 1)	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Share Awards [Line Items]
Number of shares outstanding, at the beginning of the year	146,845,027	162,835,713
Number of shares awarded during the year	77,641,909	58,329,398
Number of share distributions during the year	(61,152,200)	(67,696,099)
Number of shares forfeited during the year	(7,269,974)	(6,623,984)
Number of shares outstanding, at the end of the year	156,064,763	146,845,027
Number of shares vested for accounting purposes	79,486,447	66,850,562
Weighted average grant date fair value of shares outstanding, at the beginning of the year | $	$ 16	$ 15
Weighted average grant date fair value of shares awarded during the year | $	11	17
Weighted average grant date fair value of share distributions during the year | $	13	15
Weighted average grant date fair value of shares forfeited during the year | $	14	16
Weighted average grant date fair value of shares outstanding, at the end of the year | $	$ 14	$ 16
UBS AG
Share Awards [Line Items]
Number of shares outstanding, at the beginning of the year	201,793	404,720
Number of shares awarded during the year	29,092	26,005
Number of share distributions during the year	(140,441)	(228,932)
Number of shares forfeited during the year	0	0
Number of shares outstanding, at the end of the year	90,443	201,793
Number of shares vested for accounting purposes	56,492	133,225
Weighted average grant date fair value of shares outstanding, at the beginning of the year | $	$ 15	$ 15
Weighted average grant date fair value of shares awarded during the year | $	11	13
Weighted average grant date fair value of share distributions during the year | $	14	15
Weighted average grant date fair value of shares forfeited during the year | $	0	0
Weighted average grant date fair value of shares outstanding, at the end of the year | $	$ 14	$ 15